EMPLOYEE BENEFITS - Weighted Principal Assumptions (Details) R$ in Millions	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	R$ (94.3)	R$ (114.7)	R$ (139.4)
Decrease in assumption	81.8	98.6	118.6
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	307.9	442.0	461.0
Decrease in assumption	(328.0)	(470.3)	(492.6)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(17.6)	(19.8)	(24.3)
Decrease in assumption	16.5	18.6	23.3
Actuarial assumption of life expectancy after retirement [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(221.5)	(287.6)	(295.6)
Decrease in assumption	R$ 213.5	R$ 279.5	R$ 287.1
Change in assumption, year	1